Joseph J. Tomasek, Esq.
                             77 North Bridge Street
                          Somerville, New Jersey 08876

                                November 27, 2006

                              FOR THE EXCLUSIVE USE
                 OF THE SECURITIES AND EXCHANGE COMMISSION ONLY


VIA EDGAR AND OVERNIGHT DELIVERY
--------------------------------
Filing Desk Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20005

Attention:  Barbara C. Jacobs, Assistant Director

      RE: Magnitude Information Systems, Inc. (the "Company") A Rule 429 Combined Prospectus, Covering
            (1)   a New Form SB-2 Registration Statement, and
            (2) Post-Effective Amendment No. 6 to Form SB-2 Registration Statement No. 333-112595
            (3) Post-Effective Amendment No. 9 to Form SB-2 Registration Statement No. 333-73992
            (4) Post-Effective Amendment No. 4 to Form SB-2 Registration Statement No. 333-118522
            (5) Post-Effective Amendment No. 3 to Form SB-2 Registration Statement No. 333-123996


Dear Assistant Director Jacobs:

      On behalf of the Company, we are filing via EDGAR with the Commission today a new Form SB-2 registration statement, and the above identified post-effective amendments to registration statements previously filed on Forms SB-2, which contains a combined prospectus filed pursuant to Rule 429 under the Securities Act of 1933, seeking to register 143,774,266 common shares under such Act for the benefit of the selling shareholders identified therein. We have enclosed three (3) paper copies of the Registration Statement, with exhibits, for the convenience of the Staff review.



                                                 Very truly yours,


                                                  /s/ Joseph J. Tomasek
                                                  -------------------------
                                                   Joseph J. Tomasek, Esq.